Common Stock Subject to Possible Redemption (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Common Stock Subject To Possible Redemption Disclosure [Abstract]
Schedule of Reconciliation of Stock by Class	The common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross Proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(3,662,750)
Common stock issuance costs	(1,459,030)
Plus:
Remeasurement of carrying value to redemption value	5,696,780

Common stock subject to possible redemption	$58,075,000

The common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(3,662,750)
Common stock issuance costs	(1,459,030)
Plus:
Remeasurement of carrying value to redemption value	5,696,780

Common stock subject to possible redemption	$58,075,000